Condensed Consolidated Balance Sheets - USD ($)	Apr. 03, 2021	Dec. 31, 2020	Dec. 31, 2019
Current Assets:
Cash and cash equivalents	$ 1,291,000	$ 1,276,000	$ 713,000
Accounts receivable, net			344,000
Inventory, net	68,000	68,000	263,000
Prepaid expenses and other current assets	19,000	76,000	76,000
Total Current Assets	1,378,000	1,420,000	1,396,000
Preferred interest in real estate	1,600,000	1,600,000
Property and equipment, net			233,000
Patents, licenses, net			641,000
Operating lease assets			152,000
Other assets			60,000
Total Assets	2,978,000	3,020,000	2,482,000
Current Liabilities:
Accounts payable	224,000	180,000	527,000
Accrued expenses	30,000	135,000	292,000
Current lease liabilities			148,000
Total Current Liabilities	254,000	315,000	967,000
Long term debt	468,000
Long term lease liabilities			4,000
Other long term liabilities			8,000
Total Liabilities	722,000	315,000	979,000
Commitments and contingencies
Stockholders' Equity:
Preferred stock, $.001 par value, 2,000,000 shares authorized, 328,925 and 328,925 issued and outstanding, respectively
Common stock, $.001 par value, 25,000,000 shares authorized, 3,151,780, 3,151,780 and 1,773,189 shares issued and outstanding, respectively	3,000	3,000	2,000
Capital in excess of par value	334,752,000	334,632,000	330,474,000
Accumulated deficit	(332,499,000)	(331,930,000)	(328,973,000)
Total Stockholders' Equity	2,256,000	2,705,000	1,503,000
Total Liabilities and Stockholders' Equity	$ 2,978,000	$ 3,020,000	$ 2,482,000